Document and Entity Information	0 Months Ended
Aug. 13, 2014
Risk/Return:
Document Type	497
Document Period End Date	Aug. 13, 2014
Registrant Name	LEUTHOLD FUNDS INC
Central Index Key	0001000351
Amendment Flag	false
Document Creation Date	Aug. 13, 2014
Document Effective Date	Aug. 13, 2014
Prospectus Date	Jan. 31, 2014
LEUTHOLD SELECT INDUSTRIES FUND | No Load
Risk/Return:
Trading Symbol	LSLTX
Leuthold Global Industries Fund | Retail Class
Risk/Return:
Trading Symbol	LGINX
Leuthold Global Industries Fund | Institutional Class
Risk/Return:
Trading Symbol	LGIIX